Deferred income (Details) € in Thousands, $ in Thousands	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 20,567	€ 20,569
Deferred income, non-current portion	41,263	44,170
Total deferred income	61,830	64,739
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	19,947	20,569
Deferred income, non-current portion	41,263	44,170
Total deferred income	61,210	€ 64,739	€ 2,047	$ 2,429
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 620